SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition (Policies)	Sep. 30, 2025
December 31, 2024
Revenue Recognition

Revenue Recognition

The Company accounts for revenue in accordance with ASC 606, Revenue from Contracts with Customers, which outlines a five-step framework: identify the contract with a customer; identify the performance obligation(s) in the contract; determine the transaction price; allocate the transaction price to the performance obligation(s); and recognize revenue when (or as) the performance obligation(s) are satisfied. Revenue is recognized in an amount that reflects the consideration the Company expects to receive in exchange for goods or services, when control of the promised goods or services is transferred to customers.

The Company generated revenues of $4,154 and $15,227 for the years ended December 31, 2024 and 2023, respectively. Revenues were generated from license fees in connection with NFT art license agreements, whereby licensees are granted a limited right to use the Company’s NFTs for the purpose of creating, marketing, and selling branded cannabis and hemp products and accessories. The Company’s performance obligation is met upon granting the licensee access to the NFTs. Revenue is recognized as the licensee sells products, based on a percentage of their gross sales. Fees are due the month after sales occur. One licensee accounted for 90% and 91% of license revenues for the years ended December 31, 2024 and 2023, respectively.

The corresponding costs of revenues associated with license revenues were $1,875 and $6,930 for the year ended December 31, 2024 and 2023, respectively.

As discussed in Note 1, the Company has ceased pursuing its NFT licensing business and does not expect to generate further licensing revenues. The decision to discontinue this line of business was made as part of a strategic shift to focus on other opportunities.

September 30, 2025
Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, by evaluating contracts under the five-step model: (1) identify the contract, (2) identify the performance obligations, (3) determine the transaction price, (4) allocate the transaction price, and (5) recognize revenue as performance obligations are satisfied.

The Company generated no revenue for the nine months ended September 30, 2025. In prior periods, the Company generated immaterial revenue from license fees under NFT licensing agreements. The Company’s performance obligation was met when the licensee was granted access to the NFTs. As discussed in Note 1, the Company does not expect to generate future revenue from these agreements.